Equity (Details) - Schedule of Treasury Share Activity - Treasury shares [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Treasury Share Activity [Line Items]
Balance at the beginning of the period quantity	80,062,600	12,848,500
Balance at the beginning of the period	$ 619,298	$ 107,550
Balance at the end of the period quantity		80,062,600
Balance at the end of the period		$ 619,298
Purchase of treasury shares quantity	97,687,600	396,907,500
Purchase of treasury shares	$ 719,393	$ 1,922,142
Disposal of treasury shares quantity	(22,000,000)	(80,000,000)
Disposal of treasury shares	$ (169,408)	$ (713)
Treasury shares used in stock option plan quantity		(186,324)	[1]
Treasury shares used in stock option plan
Cancellation of treasury shares quantity	(155,750,200)	(249,507,076)
Cancellation of treasury shares	$ (1,121,507)	$ (811)
Exchange variation quantity
Exchange variation	$ (47,776)	$ (1,408,870)

[1]	Refers to treasury shares for stock options exercised effectively.